Note 8 - Other Liabilities	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Accounts payable and other	$11,057	$10,752	$9,252
Current income tax liability	-	893	3,109
Deferred income tax liability	73	141	332
Derivative instruments (note 12)	423	-	-
Lease obligations	2,866	3,035	3,230
Cash collateral and amounts held in escrow	5,566	6,076	6,421
Cash reserves on receivable purchase program receivables	199,804	171,208	162,281

	$219,789	$192,105	$184,625